THE ADVISORS’ INNER CIRCLE FUND III

Mesirow Financial Enhanced Core Plus Fund (the “Fund”)

Supplement Dated November 1, 2019 to the Fund’s

Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”),

each dated August 8, 2019

This Supplement provides new and additional information beyond that contained in the Fund’s Summary Prospectus, Prospectus, and SAI, and should be read in conjunction with the Fund’s Summary Prospectus, Prospectus, and SAI.

Mr. Luke M. Lau no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Lau are hereby deleted from the Fund’s Summary Prospectus, Prospectus, and SAI.

Please retain this supplement for future reference.

MES-SU-002-0100